OTHER NON-CURRENT ASSETS	12 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 8– OTHER NON-CURRENT ASSETS

The following table summarizes the components of the Group’s other assets as of the dates presented:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Long-term investments (*)	¥270,000	¥-
Investment securities	39,084	39,084
Investments in capital	26,400	20,850
Insurance funds	16,850	9,282
Others	11,274	4,636
Total	¥363,608	¥73,852

*	The Company sold condominiums in Miyanomori, Hokkaido in April 2024 to a third party, and purchased a 40.8% interest of equity method in the specified joint real estate venture that owns these condominiums for ¥270,000 thousand in August 2024. The investment, which is classified as long-term investments in the above table. The purchase was accounted for as an equity-method investment under ASC 323, Investments – Equity Method and Joint Ventures, and continues to be accounted for under the equity method of accounting.